5. DEBT (Details 1) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
2013		$ 4,029
2014		750
2015		25,711
2016		90,792
Total	$ 122,329	$ 121,282	$ 94,439